Note 22 - Operating Segments	12 Months Ended
Oct. 31, 2022
Statement Line Items [Line Items]
Disclosure of entity's operating segments [text block]
22.	Operating Segments:

The Bank has established two reportable operating segments, those being Digital Banking and DRTC. The two operating segments are strategic business operations providing distinct products and services to different markets and are separately managed as a function of the distinction in the nature of each business. The following summarizes the operations of each of the reportable segments:

Digital Banking – The Bank employs a business-to-business model using its proprietary financial technology to address underserved segments in the Canadian and US banking markets. VersaBank obtains its deposits and provides the majority of its loans and leases electronically via innovative deposit and lending solutions for financial intermediaries.

DRTC (cybersecurity services and banking and financial technology development) - Leveraging its internally developed IT security software and capabilities, VersaBank established a wholly-owned subsidiary, DRTC, to pursue significant large-market opportunities in cybersecurity and to develop innovative solutions to address the rapidly growing volume of cyber threats challenging financial institutions, multi-national corporations and government entities.

The basis for the determination of the reportable segments is a function primarily of the systematic, consistent process employed by our chief operating decision maker, the Chief Executive Officer, and the Chief Financial Officer in reviewing and interpreting the operations and performance of each segment. The accounting policies applied to these segments are consistent with those employed in the preparation of our consolidated financial statements, as disclosed in note 3 Segment reporting.

Performance is measured based on segment net income, as included in the Bank’s internal management reporting. Management has determined that this measure is the most relevant in evaluating segment results and in the allocation of resources.

Following is information regarding the results of each reportable operating segment as at and for the year ended October 31, 2022 and 2021:

(thousands of Canadian dollars)
for the year ended	October 31, 2022				October 31, 2021
	Digital	DRTC	Eliminations/	Consolidated	Digital	DRTC	Eliminations/	Consolidated
	Banking		Adjustments		Banking		Adjustments
Net interest income	$76,666	$-	$-	$76,666	$60,157	$-	$-	$60,157
Non-interest income	52	5,839	(165)	5,726	(60)	5,411	(151)	5,200
Total revenue	76,718	5,839	(165)	82,392	60,097	5,411	(151)	65,357

Provision for (recovery of) credit losses	451	-	-	451	(438)	-	-	(438)
	76,267	5,839	(165)	81,941	60,535	5,411	(151)	65,795

Non-interest expenses:
Salaries and benefits	22,303	4,493	-	26,796	18,354	1,889	-	20,243
General and administrative	17,614	1,283	(165)	18,732	10,289	972	(151)	11,110
Premises and equipment	2,475	1,390	-	3,865	2,403	1,250	-	3,653
	42,392	7,166	(165)	49,393	31,046	4,111	(151)	35,006

Income (loss) before income taxes	33,875	(1,327)	-	32,548	29,489	1,300	-	30,789

Income tax provision	9,744	146	-	9,890	7,817	592	-	8,409

Net income (loss)	$24,131	$(1,473)	$-	$22,658	$21,672	$708	$-	$22,380

Total assets	$3,267,479	$22,345	$(23,826)	$3,265,998	$2,411,790	$22,309	$(19,013)	$2,415,086

Total liabilities	$2,912,249	$25,755	$(22,681)	$2,915,323	$2,077,643	$23,205	$(17,868)	$2,082,980